Inventories, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventories, net [Abstract]
Inventories	$ 340,186	$ 6,482,019	$ 2,233,452